Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share

	2023	2022	2021
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent	4,274	5,023	6,205

	2023	2022	2021
	million	million	million
Basic weighted average number of shares in issue	15,445	16,333	16,985
Number of potential ordinary shares	450	534	435
Diluted weighted average number of shares	15,895	16,867	17,420

	Basic earnings per share			Diluted earnings per share
	2023	2022	2021	2023	2022	2021
	p	p	p	p	p	p
Earnings per ordinary share	27.7	30.8	36.5	26.9	29.8	35.6
The calculation of basic earnings per share is based on the profit attributable to equity holders of the parent and the basic weighted average number of shares excluding treasury shares held in employee benefit trusts or held for trading. When calculating the diluted earnings per share, the weighted average number of shares in issue is adjusted for the effects of all expected dilutive potential ordinary shares held in respect of Barclays PLC, totalling 450m (2022: 534m, 2021: 435m) shares. The number of share options outstanding, under schemes that were considered to be potentially dilutive was 750m (2022: 789m, 2021: 688m) in total. These options have strike prices ranging from £0.83 to £1.51.
Of the total number of employee share options and share awards at 31 December 2023, 39m (2022: 27m, 2021: 5m) were anti-dilutive.
The 888m decrease (2022: 652m decrease, 2021: 315m decrease) in the basic weighted average number of shares is primarily due to the impact of the share buy-back programmes completed each year.